BUSINESS AND FUNDING (Details) - USD ($)		12 Months Ended
	Dec. 29, 2014	Oct. 31, 2016	Oct. 31, 2015
BUSINESS AND FUNDING (Details) [Line Items]
Net Cash Provided by (Used in) Operating Activities		$ (3,381,699)	$ 1,363,367
Net Cash Provided by (Used in) Investing Activities		1,503,479	45,224
Proceeds from Sale of Short-term Investments		3,550,000	3,000,000
Payments to Acquire Short-term Investments		1,900,000	2,900,000
Payments to Acquire Property, Plant, and Equipment		146,521	54,776
Net Cash Provided by (Used in) Financing Activities		(2,676)	(400,618)
Payment to Acquire Royalty Interest in Patent Rights		36,257
Proceeds from Stock Options Exercised		33,581	44,635
Cash, Period Increase (Decrease)		3,531,000
Cash, Cash Equivalents, and Short-term Investments		3,238,000	6,769,000
AUO Settlement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements	$ 9,000,000
Legal Fees		3,604,000
AUO Settlement [Member] | AUO [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements		2,000,000
Patent Assignment Agreement [Member] | AUO [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements		7,000,000
Agreement [Member] | National Securities Corporation [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Value, New Issues		$ 0	$ 10,000,000